Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Summary of assets and liabilities that were accounted for at fair value
The following tables set forth the Company’s assets and liabilities that were accounted for at fair value at December 31, 2013 and 2012 by level within the fair value hierarchy. For further information, see Note 2 (b), “Significant Accounting Policies – Fair Value Measurements”:

December 31, 2013 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at December 31, 2013
Assets
U.S. Government and Government - Related/Supported	$—	$2,501,851	$—	$—	$2,501,851
Corporate (1)	—	11,094,257	31,573	—	11,125,830
Residential mortgage-backed securities – Agency (“RMBS - Agency”)	—	3,535,649	10,473	—	3,546,122
Residential mortgage-backed securities – Non-Agency (“RMBS - Non-Agency”)	—	398,759	9	—	398,768
Commercial mortgage-backed securities (“CMBS”)	—	1,234,262	12,533	—	1,246,795
Collateralized debt obligations (“CDO”)	—	7,060	710,253	—	717,313
Other asset-backed securities (2)	—	1,230,227	11,877	—	1,242,104
U.S. States and political subdivisions of the States	—	1,845,812	—	—	1,845,812
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	—	4,875,541	—	—	4,875,541
Total fixed maturities, at fair value	$—	$26,723,418	$776,718	$—	$27,500,136
Equity securities, at fair value (3)	540,331	499,906	—	—	1,040,237
Short-term investments, at fair value (1)(4)	—	454,273	2,015	—	456,288
Total investments available for sale	$540,331	$27,677,597	$778,733	$—	$28,996,661
Cash equivalents (5)	834,514	226,636	—	—	1,061,150
Other investments (6)	—	757,110	113,472	—	870,582
Other assets (7)	—	27,487	—	(1,342)	26,145
Total assets accounted for at fair value	$1,374,845	$28,688,830	$892,205	$(1,342)	$30,954,538
Liabilities
Financial instruments sold, but not yet purchased (8)	$—	$28,861	$—	$—	$28,861
Other liabilities (7)	—	76,375	29,110	(1,342)	104,143
Total liabilities accounted for at fair value	$—	$105,236	$29,110	$(1,342)	$133,004

December 31, 2012 (U.S. dollars in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Collateral and Counterparty Netting	Balance at December 31, 2012
Assets
U.S. Government and Government - Related/Supported	$—	$2,034,617	$—	$—	$2,034,617
Corporate (1)	—	10,451,902	30,098	—	10,482,000
RMBS – Agency	—	5,223,488	32,005	—	5,255,493
RMBS – Non-Agency	—	647,617	116	—	647,733
CMBS	—	1,051,904	25,347	—	1,077,251
CDO	—	8,080	701,736	—	709,816
Other asset-backed securities (2)	—	1,452,583	18,128	—	1,470,711
U.S. States and political subdivisions of the States	—	1,911,017	—	—	1,911,017
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	—	4,258,282	—	—	4,258,282
Total fixed maturities, at fair value	$—	$27,039,490	$807,430	$—	$27,846,920
Equity securities, at fair value (3)	253,957	395,402	—	—	649,359
Short-term investments, at fair value (1)(4)	—	322,703	—	—	322,703
Total investments available for sale	$253,957	$27,757,595	$807,430	$—	$28,818,982
Cash equivalents (5)	1,596,376	408,292	—	—	2,004,668
Other investments (6)	—	792,483	115,272	—	907,755
Other assets (7)	—	24,842	—	(1,327)	23,515
Total assets accounted for at fair value	$1,850,333	$28,983,212	$922,702	$(1,327)	$31,754,920
Liabilities
Financial instruments sold, but not yet purchased (8)	$—	$26,235	$—	$—	$26,235
Other liabilities (7)	—	30,379	36,247	(1,327)	65,299
Total liabilities accounted for at fair value	$—	$56,614	$36,247	$(1,327)	$91,534

____________

(1)
Included within Corporate are certain medium term notes supported primarily by pools of European investment grade credit with varying degrees of leverage. The notes had a fair value of $154.6 million and $194.3 million and an amortized cost of $147.7 million and $194.8 million at December 31, 2013 and December 31, 2012, respectively. These notes allow the investor to participate in cash flows of the underlying bonds including certain residual values, which could serve to either decrease or increase the ultimate values of these notes.

(2)
The Company invests in covered bonds (“Covered Bonds”). Covered Bonds are senior secured debt instruments issued by financial institutions and backed by over-collateralized pools of public sector or mortgage loans. At December 31, 2013 and December 31, 2012, Covered Bonds with a fair value of $553.1 million and $647.1 million, respectively, are included within Other asset-backed securities.

(3)	Included within Equity securities are investments in fixed income funds with a fair value of $87.4 million and $101.9 million at December 31, 2013 and December 31, 2012, respectively.

(4)	Short-term investments consist primarily of Corporate securities and U.S. and Non-U.S. Government and Government-Related/ Supported securities.

(5)	Cash equivalents balances subject to fair value measurement include certificates of deposit and money market funds. Operating cash balances are not subject to fair value measurement guidance.

(6)
The Other investments balance excludes certain structured transactions including certain investments in project finance transactions, a payment obligation and liquidity financing provided to a structured credit vehicle as a part of a third party medium term note facility. These investments, which totaled $294.0 million at December 31, 2013 and $312.1 million at December 31, 2012, are carried at amortized cost. For further information, see Note 7, “Other Investments.”

(7)
Other assets and other liabilities include derivative instruments. The derivative balances included in each category are reported on a gross basis by level with a netting adjustment presented separately in the Collateral and Counterparty Netting column. The fair values of the individual derivative contracts are reported gross in their respective levels based on the fair value hierarchy. For further details regarding derivative fair values and associated collateral received or paid see Note 14, “Derivative Instruments.”

(8)	Financial instruments sold, but not yet purchased, represent “short sales” and are included within “Payable for investments purchased” on the balance sheet.

Additional information about assets and liabilities measured at fair value on a recurring basis - Level 3

(U.S. dollars in thousands)	Level 3 Assets and Liabilities – Year Ended December 31, 2013
	Corporate	RMBS – Agency	RMBS – Non Agency	CMBS	CDO
Balance, beginning of period	$30,098	$32,005	$116	$25,347	$701,736
Realized gains (losses)	4	10	(1)	3	4,364
Movement in unrealized gains (losses)	766	(23)	(1)	(68)	37,916
Purchases and issuances	10,691	—	3,326	—	136,035
Sales	(71)	(535)	—	—	(48,226)
Settlements	(7,274)	(3,349)	(105)	(12,749)	(121,572)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(2,641)	(17,635)	(3,326)	—	—
Fixed maturities to short-term investments classification change	—	—	—	—	—
Balance, end of period	$31,573	$10,473	$9	$12,533	$710,253
Movement in total gains (losses) above relating to instruments still held at the reporting date	$845	$(27)	$(1)	$(65)	$39,259

(U.S. dollars in thousands)	Level 3 Assets and Liabilities – Year Ended December 31, 2013
	Other asset- backed securities	Non-US Sovereign Government, Provincial, Supranational and Government Related/Supported	Short-term investments	Other investments	Derivative Contracts – Net
Balance, beginning of period	$18,128	$—	$—	$115,272	$(36,247)
Realized gains (losses)	848	—	(17)	7,545	—
Movement in unrealized gains (losses)	1,691	—	15	4,095	7,137
Purchases and issuances	21,686	—	2,017	18,340	—
Sales	(15,711)	—	—	(1,237)	—
Settlements	(8,259)	—	—	(30,543)	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(6,506)	—	—	—	—
Fixed maturities to short-term investments classification change	—	—	—	—	—
Balance, end of period	$11,877	$—	$2,015	$113,472	$(29,110)
Movement in total gains (losses) above relating to instruments still held at the reporting date	$(515)	$—	$(2)	$10,750	$7,137

(U.S. dollars in thousands)	Level 3 Assets and Liabilities – Year Ended December 31, 2012
	Corporate	RMBS – Agency	RMBS – Non Agency	CMBS	CDO
Balance, beginning of period	$23,818	$32,041	$—	$—	$650,851
Realized gains (losses)	4	(15)	—	—	(894)
Movement in unrealized gains (losses)	100	27	—	20	109,282
Purchases and issuances	10,278	—	—	25,546	—
Sales	—	—	—	—	(32,496)
Settlements	(282)	(6,307)	—	(219)	(24,536)
Transfers into Level 3	819	21,249	116	—	—
Transfers out of Level 3	(4,639)	(14,990)	—	—	(471)
Fixed maturities to short-term investments classification change	—	—	—	—	—
Balance, end of period	$30,098	$32,005	$116	$25,347	$701,736
Movement in total gains (losses) above relating to instruments still held at the reporting date	$122	$10	$—	$20	$104,474

(U.S. dollars in thousands)	Level 3 Assets and Liabilities – Year Ended December 31, 2012
	Other asset- backed securities	Non-US Sovereign Government, Provincial, Supranational and Government Related/Supported	Short-term investments	Other investments	Derivative Contracts – Net
Balance, beginning of period	$16,552	$—	$—	$113,959	$(42,644)
Realized gains (losses)	6,768	—	—	5,083	—
Movement in unrealized gains (losses)	(2,784)	—	—	7,802	6,397
Purchases and issuances	8,753	—	—	7,375	—
Sales	—	—	—	—	—
Settlements	(16,094)	—	—	(18,637)	—
Transfers into Level 3	4,933	—	—	5	—
Transfers out of Level 3	—	—	—	(315)	—
Fixed maturities to short-term investments classification change	—	—	—	—	—
Balance, end of period	$18,128	$—	$—	$115,272	$(36,247)
Movement in total gains (losses) above relating to instruments still held at the reporting date	$(154)	$—	$—	$5,038	$6,397

Financial instruments for which the carrying values differs from the estimated fair value

(U.S. dollars in thousands)	2013		2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Fixed maturities, held to maturity	$2,858,695	$3,131,235	$2,814,447	$3,262,804
Other investments – structured transactions	294,048	296,799	312,122	293,813
Financial Assets	$3,152,743	$3,428,034	$3,126,569	$3,556,617
Deposit liabilities	$1,509,243	$1,718,394	$1,551,398	$1,878,499
Notes payable and debt	2,263,203	2,429,412	1,672,778	1,918,134
Financial Liabilities	$3,772,446	$4,147,806	$3,224,176	$3,796,633